Revenue from services (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of revenue from services

	2020	2019	2018
Revenue from management fees	112,870	104,872	104,145
Revenue from incentive fees (a)	3,450	18,079	—
Revenue from performance fees (a)	—	4,866	12

Fund fees	116,320	127,817	104,157

Revenue from M&A and monitoring fees	2,491	978	4,977

Total gross revenue from services	118,811	128,795	109,134
Taxes on revenue - management fees	(3,051)	(2,859)	(2,754)
Taxes on revenue - incentive fees	(388)	(2,040)	—
Taxes on revenue - performance fees	—	(542)	(1)
Taxes on revenue - M&A and monitoring fees	(355)	(139)	(709)
Taxes on revenue	(3,794)	(5,580)	(3,464)

Revenue (b)	115,017	123,215	105,670

Brazil	28,452	35,886	19,669
Cayman Islands	86,565	87,329	86,001

(a)	The incentive and performance fees in 2020 and 2019 are primarily related to the performance of PIPE (Private Investments in Public Equities) and private equity funds.
(b)
The funds managed by us attract and retain many global investors that represent the Group’s portfolio of clients. None of the Group’s individual client represents more than 10% of the total revenues for the presented periods.